Related Parties and Information about Significant Non-Recurring Events and A tipycal/Unusual Transactions - Schedule of Compensation of Key Management Personnel of the Group (Detail) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Directors’ fee	€ 642	€ 849	€ 854
Short-term employee benefits	3,343	2,772	1,851
Social security contributions and defined contribution plans	913	777	685
Employee benefit obligations	254	188	125
Expenses for stock options	367	587	998
Total	€ 5,519	€ 5,173	€ 4,513